SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		12 Months Ended
	Jun. 19, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Cash equivalents		$ 0		$ 0
Offering costs	$ 29,241,089
Underwriting fees	28,462,500
Other offering costs	778,589
Offering cost expenses	$ 1,381,051
Unrecognized tax benefits		0
Unrecognized tax benefits accrued for interest and penalties		0
Provision for income taxes		0
Federal depositary insurance coverage		$ 250,000
Class A ordinary shares
Shares subject to possible redemption		51,750,000	51,750,000	51,750,000